Related Party Transactions - Earnings Generated from Participation in The Cool Pool (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Total operating revenues	$ 309,702	$ 248,665
Due from (to) related party	0		$ 43,985
The Cool Pool
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	39,666	79,621
Due from (to) related party	0		$ 43,985
Non-collaborative Arrangement
Related Party Transaction [Line Items]
Voyage and charterhire expenses	(17,597)	(15,307)
Non-collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Voyage and charterhire expenses	(8,092)	(10,969)
Collaborative Arrangement
Related Party Transaction [Line Items]
Voyage and charterhire expenses	(18,933)	(50,434)
Collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Voyage and charterhire expenses	(18,933)	(50,434)
Time and Voyage Charter
Related Party Transaction [Line Items]
Total operating revenues	106,832	123,414
Time and Voyage Charter | Non-collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Total operating revenues	43,332	104,842
Time Charter
Related Party Transaction [Line Items]
Total operating revenues	23,359	36,182
Time Charter | Collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Total operating revenues	$ 23,359	$ 36,182